LITIGATION AND CONTINGENCIES - Guarantees (Details) $ in Thousands	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability	R$ 213,122,274	$ 39,608,019
Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		33,865,874	$ 31,816,784
Gas Licuado Lipigas SA | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			1,140
Transportes San Martin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		2,805
Cooperativa Agrcola Pisquera Elqui Limitada [Member] | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,216,865
Inmob. e Invers. Supetar Ltda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		4,579	4,579
Maria Lobos Jamet | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		2,565	2,565
Bodega San Francisco | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		6,483
Employee claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		6,600,863	5,336,644
Civil and tax claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		12,186,432	12,597,136
Government entities | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		13,379,610	13,209,635
Distribuidora Baraldo S.H. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		250	369
Acuna Gomez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		375	553
Nicanor Lopez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		268	395
Labarda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		5	7
Municipalidad Bariloche | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		36,313	21,420
Municipalidad San Antonio Oeste | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		27,598	40,682
Municipalidad Carlos Casares | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,116	1,645
Municipalidad Chivilcoy | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		172,602	254,430
Others | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		53	78
Granada Maximiliano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		2,250	3,317
Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,128	4,612
Other lessors [Member] | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		15,289	46,169
Aduana De EZEIZA | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		422	3,013
Municipalidad De Junin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		360	1,592
Almada Jorge | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,054	4,949
Municipalidad De Picun Leufu | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			72
Migoni Marano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		76	112
Farias Matias Luis | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,401	309
Temas Industriales SA - Embargo General de Fondos | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		156,759	231,077
Gomez Alejandra Raquel | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			35
Lopez Gustavo Gerardo C/Inti Saic Y Otros | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			226
Tribunal Superior De Justicia De La Provincia De Cordoba | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			290
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		28,129	41,465
Coto Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		5,001
Cencosud | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,125
Marcus A. Pena | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,955	4,164
Mauricio J Cordero C | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		917	904
Jose Ruoti Maltese | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		738	758
Alejandro Galeano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,275	1,251
Ana Maria Mazo | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,213	1,191
Employee procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability		2,819,285	2,601,353
Administrative procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability		10,432,633	8,233,853
Federal Government
CONTINGENCIES AND COMMITMENTS
Contingent liability		138,635,908	116,192,877
State Government
CONTINGENCIES AND COMMITMENTS
Contingent liability		54,803,911	43,015,207
Sorocaba Refrescos
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,715,186	3,586,095
Others
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,757,062	3,236,092
Aduana De Ezeiza One
CONTINGENCIES AND COMMITMENTS
Contingent liability		673,854	699,502
Aduana De Ezeiza Two
CONTINGENCIES AND COMMITMENTS
Contingent liability		$ 506,623	$ 182,459